Labor and social obligations (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
General expenses	R$ 162,388
Accrued expenses	134,751
Current liabilities	201,619	R$ 194,308
Noncurrent liabilities	341,655	R$ 343,012
Provision for employee compensation	17,126
Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	42,187
Noncurrent liabilities	92,564
Labor Obligations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	R$ 113,328
Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Contributed percentage on average of gross payroll	8.19%	8.63%
Total gross payroll	R$ 266,597	R$ 29,929